Common Stock (Details) shares in Thousands, $ in Thousands		2 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 Vote shares	Dec. 31, 2019 USD ($) shares
STOCKHOLDERS' EQUITY
Number of vote for each share of Common Stock | Vote				1
Dividends declared or paid | $	$ 0	$ 0	$ 0		$ 0
Shares of Common Stock reserved for future issuance | shares				33,868	21,339